UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd.,  Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

4/30

Date of reporting period:4/30/07

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

AdvisorOne Funds 4020 S. 147th Street• Omaha, NE 68137 866-811-0225 • www.advisoronefunds.com Distributed by Aquarius Fund Distributors, LLC, Member NASD/SIPC	AdvisorOne Funds	Distributed by Aquarius Fund Distributors, LLC, Member NASD/SIPC

AdvisorOne Funds Annual Report

Table of Contents

Letter from the Portfolio Management Team	4
Amerigo Fund- Portfolio Summary	6
Amerigo Fund-Performance Update	7
Clermont Fund- Portfolio Summary	8
Clermont Fund- Performance Update	9
Berolina Fund- Performance Summary	10
Berolina Fund- Performance Update	11
Descartes Fund- Performance Summary	12
Descartes Fund- Performance Update	13
Liahona Fund- Performance Summary	14
Liahona Fund- Performance Update	15
Shareholder Expense Example	16
Amerigo Fund- Schedule of Investments	18
Clermont Fund- Schedule of Investments	20
Berolina Fund- Schedule of Investments	22
Descartes Fund- Schedule of Investments	27
Liahon Fund- Schedule of Investments	30
Statements of Assets and Liabilities	32
Statements of Operations	34
Amerigo Fund- Statements of Changes in Net Assets	36
Clermont Fund- Statements of Changes in Net Assets	36
Berolina Fund- Statements of Changes in Net Assets	37
Descartes Fund- Statements of Changes in Net Assets	37
Liahona Fund- Statements of Changes in Net Assets	38
Amerigo Fund- Financial Highlights	39
Clermont Fund- Financial Highlights	41
Berolina Fund- Financial Highlights	40
Descartes Fund- Financial Highlights	40
Liahona Fund- Financial Highlights	40
Notes to Financial Statements	43
Report of Independent Registered Public Accounting Firm	53

AdvisorOne Funds Annual Report

Letter from The Portfolio Management Team

Dear Shareholders,

We are pleased to provide you with the Annual Report for the Funds covering the year ended April 30, 2007.

Investment Environment

While the S&P 500 index generated a respectable +15.28% total return over the twelve months ending April 30, 2007, that return masked a tremendous amount of rotation and volatility that occurred in the first three months of the reporting period.

From May 1, 2006 through July 31, 2006, investors went from “risk seeking” to “risk averse” based on mixed signals that the Federal Reserve would continue raising interest rates to fears in July that we were about to enter World War III given the increased instability and fighting in the Middle East.  During that three month period of time, large cap value became the strongest performing asset class with all other asset classes significantly underperforming.

When the first three months of this reporting period passed, investors appeared to “buy back” the securities they sold only a few months earlier.  Those securities that performed well in the May through July period now were underperforming.  Large cap value that topped the performance list in the prior three months was now at the bottom of asset class performance as investors went from risk aversion back to risk seeking behavior.

Equity prices rose from the July low through April 30, 2007 with a brief correction in late February and early March due to concerns generated by a sharp drop in the Chinese stock market.

What is interesting about market activity for the twelve month period ending April 30, 2007, is that the majority of relative fund performance came very early and very late during the period.  The six months in the middle generated “market-like” performance for most investors regardless of how their portfolios were positioned.  That continues a trend we have witnessed more recently where relative performance is being generated in shorter and shorter periods of time.

Investment Outlook

While U.S. economic growth has slowed recently, global economic growth continues to be robust.  The equity markets continue to be a balancing act between corporate earnings growth and relatively low inter est rates.  As long as corporate earnings remain stable at a fairly high level and interest rates remain within the range we have seen over the past few years, we will likely continue to see more mergers and acquisitions, share buybacks and companies going private.  These transactions, as long as they continue, help to provide a floor under equity prices as market weakness tends to bring with it a desire to bring in more mergers and buybacks.

In the fixed income markets, if interest rates continue to rise due to strength in the global economy, the equity market could continue to perform well.  If, on the other hand, interest rates begin to increase due primarily to an increase in inflation expectations, bond and equity returns may begin to flatten out.

In our opinion, equities continue to represent good value relative to bonds.

Sincerely,

Portfolio Management Team

The AdvisorOne Funds are a fund of funds meaning they invest in underlying mutual funds and exchange traded funds (underlying funds) . In some instances, it may be less expensive for an investor to invest in the Underlying Funds directly. There is also a risk that the investment advisors of those underlying funds may make investment decisions detrimental to the performance of the Funds or the Underlying Funds may be more volatile than investments in other mutual funds. The Funds invest in Underlying Funds as well as equity, bond or derivative securities.

The S&P 500 Index is an unmanaged composite of 500 large-capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.

Amerigo Fund- Portfolio Summary

Portfolio Commentary

During the first three months of the reporting period, Amerigo’s performance trailed that of its market benchmark as the large majority of asset classes underperformed the S&P 500 index, Amerigo’s benchmark.  From the July, 2006 market low, relative performance increased due as a result of Amerigo’s portfolio exposure to developed and emerging market international equities as well as the Fund’s mid-cap exposure.

Over the course of the past twelve months, Amerigo’s cash position was reduced from just over 9% on April 30, 2006 to a range of 1% to 3% since the July market low. As the year progressed, cash and exposure to the S&P 500 Index exchange traded funds were reduced with proceeds being used to increase portfolio exposure to developed and emerging market international equities.  These proved to be positive contributors to portfolio performance as the reporting period progressed.

*Based on total investment value as of  April 30, 2007. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

You cannot invest directly in an index or benchmark

Portfolio Composition*

Top Ten Portfolio Holdings*

iShares Russell 1000 Growth Index Fund	11.60%
This Fund seeks investment results that correspond with the large-capitaliziation growth sector of the US Equity Market.
iShares MSCI EAFE Index Fund	8.92%
This Fund seeks investment results that correspond with the MSCI EAFE Index, an index that measures the performance of Europe, Australia and the Far East.
iShares MSCI Emerging Markets Index Fund	8.12%
The Fund seeks investment results that correspond generally to the price and yield performance of the MSCI Emerging Markets Free Index.
Vanguard Mid-Cap ETF	7.63%
Vanguard Mid-Cap ETF seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
iShares Russell Midcap Growth Index Fund	6.26%
The iShares Russell Midcap Growth Index Fund seeks investment results that correspond generally to the price and yield performance of the Russell Midcap Growth Index.
Powershares QQQ	5.15%
The Trust’s investment objective is to provide investment results that generally correspond to the price and yield performance of the Nasdaq-100 Index.
SPDR Industrial Select Sector Fund	4.44%
The Fund invests in industrial companies.
iShares Russell Midcap Index Fund	4.43%
This Fund seeks investment results that correspond with the Russell Mid-Cap Growth Index, an index of the 800 smallest companies in the Russell 1000 Index.
SPDR Trust Series 1	4.43%
This Fund issues Standard and Poor’s Depositary Receipts (SPDRS, or “spiders”) a tracking stock of the S&P 500 Index.
Vanguard Value ETF	4.26%
The investment seeks to track the performance of a benchmark index that measures the investment return of large-capitalization value stocks.

Annualized Total Returns as of April 30, 2007

	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class C Shares[1]	9.28%	8.36%	N/A	1.49%	7/13/00
Class N Shares[2]	11.29%	9.43%	N/A	7.34%	7/14/97

1 Class C Shares are subject to a CDSC of 1% on shares redeemed within 18 months of purchase

2 Class N Shares are not subject to an initial sales charge or a CDSC

Figures shown for greater than one year are annualized.

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Amerigo Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The Fund’s total annual operating expenses including underlying fund expenses for the Amerigo Fund Class C and Class N are 2.40% and 1.40%, respectively. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

“S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

Investors should carefully consider the investment objectives, risks, charges and expenses of the AdvisorOne Funds. This and other important information about the AdvisorOne Funds is contained in the prospectus, which can be obtained by calling 1-866-811-0225. The prospectus should be read carefully before investing. The AdvisorOne Funds are distributed by Aquarius Fund Distributors, LLC member NASD/SIPC.

Clermont Fund- Portfolio Summary

Portfolio Commentary

During the first three months of the reporting period, Clermont’s performance trailed that of its market benchmark as the large majority of equity asset classes underperformed the S&P 500 Index.  Clermont’s overweighting toward equities relative to bonds also served as a drag on relative performance during that three-month period.

Relative performance rebounded in the last nine months of the reporting period due to Clermont’s overweighting of equities relative to bonds and its allocation to international equities.  During this period, exposure to S&P 500 Index exchange traded Funds was reduced with proceeds being reinvested primarily in developed market international securities.

On the fixed income side of Clermont’s portfolio, exposure to intermediate maturity U.S. Treasury securities was increased as interest rates declined.  As the reporting period came to an end, the overweight toward equities was reduced by approximately 5%.  The reduction was the result of a rebalance due to appreciation of the portfolio’s equity holdings as well as the equity market recovering from the extreme oversold position reached in July of 2006.

*Based on total investment value as of April 30, 2007. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

You cannot invest directly in an index or benchmark

Portfolio Composition*

Top Ten Portfolio Holdings*

iShares Lehman Aggregate Bond Fund	12.58%

The Fund seeks investment results that correspond generally to the price and yield performance  of the total United States investment grade bond market as defined by the Lehman Brothers U.S. Aggregate Index.

iShares MSCI EAFE Index Fund	8.57%
This Fund seeks investment results that correspond with the MSCI EAFE Index, an index that measures the performance of Europe, Australia and the Far East.
Vanguard Mid-Cap ETF	8.11%
Vanguard Mid-Cap ETF seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
SPDR Trust Series 1	7.65%
This Fund issues Standard and Poor’s Depositary Receipts (SPDRS, or “spiders”) a tracking stock of the S&P 500 Index.
Milestone Treasury Obligation Portfolio	6.63%
The Fund seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.
iShares Russell 1000 Value Index Fund	6.35%
The Fund seeks investment results that correspond generally to the price and yield performance of the Russell 1000 Value Index.
iShares Lehman 20+ Year Treasury Bond Fund	5.23%
The Fund seeks results that correspond generally to the price and yield performance of the Lehman Brothers 20+ Year Treasury Index.
Goldman Sachs Prime Obligation Fund	4.91%
This Fund is designed to meet the short-term investment objectives and liquidity management needs of insititutional investors.
iShares Russell 1000 Growth Index Fund	4.50%
The Funds seeks investment returns that correspond generally to the price and yield performance of the Russell 1000 Growth Index.
iShares Lehman 7-10 Treasury Bond Fund	3.68%
The Fund seeks results that correspond generally to the price and yield performance of the Lehman Brothers 7-10 Year Treasury Index.

Clermont Fund- Performance Update

Annualized Total Returns as of April 30, 2007

	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	8.23%	5.38%	N/A	4.30%	7/14/97

1Class N Shares are not subject to an initial sales charge or a CDSC

Figures shown for greater than one year are annualized.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Clermont Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The Fund’s total annual operating expenses including underlying fund expenses for the Clermont Fund are 1.52%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

“S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks.The Lehman Brothers Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities).

Investors cannot invest directly in an index or benchmark.

Investors should carefully consider the investment objectives, risks, charges and expenses of the AdvisorOne Funds. This and other important information about the AdvisorOne Funds is contained in the prospectus, which can be obtained by calling 1-866-811-0225. The prospectus should be read carefully before investing. The AdvisorOne Funds are distributed by Aquarius Fund Distributors, LLC member NASD/SIPC.

Berolina Fund- Portfolio Summary

Portfolio Commentary

Similar to Amerigo, Berolina trailed its benchmark during the first three months of this reporting period.  During that period, portfolio exposure to emerging market equities along with commodities served as a drag on performance.

During the balance of the reporting period, Berolina’s relative performance rebounded as the securities that generated the underperformance during the first three months of the reporting period returned to favor.  Incremental return was added through the Fund’s exposure to emerging market equities, particularly Latin America, as well as developed international equities.  Key investment themes over the past year were a reduction in cash and the large blend asset class with proceeds being reinvested into emerging market and developed international equities.

The structure of Berolina’s bond allocation also changed during the past twelve months.  As we entered the reporting period, Berolina was utilizing primarily a barbell approach which entailed the use of cash and long-term Treasury securities to provide income and also offset risk generated by an overweighting to equities.  As the period came to a close, exposure to long-term U.S. Treasury securities was reduced by approximately half with the remainder of the portfolio spread fairly equally across yield curve.

*Based on total investment value as of April 30, 2007. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

You cannot invest directly in an index or benchmark

Portfolio Composition*

Top Ten Portfolio Holdings*

iShares S&P Latin America 40 Index Fund	6.84%
The Fund seeks investment results that correspond to the performance of companies in the Mexican and South American equity markets as represented by the S&P Latin America 40 Index.
SPDR Consumer Staples Select Sector Fund	4.57%
The Fund invests in the development and production of consumer products that cover food and drug retailing, beverages, food products, tobacco, household products, and personal products.
iShares Russell 2000 Index Fund	4.55%
The Fund seeks investment results that correspond generally to the price and yield performance,of the Russell 2000 Index.
iShares MSCI Emerging Markets Index Fund	4.38%
The Fund seeks investment results that correspond generally to the price and yield performance of the MSCI Emerging Markets Free Index.
SPDR Trust Series 1	4.18%
The Trust seeks to accumulate and hold a portfolio of the equity securities that comprise the Standard & Poor’s 500 Composite Stock Price Index.
iShares MSCI EAFE Index Fund	3.83%
The Fund seeks investment results that correspond generally to the price and yield performance of the MSCI EAFE Index.
Powershares QQQ	3.48%
The Trust’s investment objective is to provide investment results that generally correspond to the price and yield performance of the Nasdaq-100 Index.
iShares Lehman Aggregate Bond Fund	3.24%

The Fund seeks investment results that correspond generally to the price and yield performance  of the total United States investment grade bond market as defined by the Lehman Brothers U.S. Aggregate Index.

iShares Russell Midcap Index Fund	3.22%
The Fund seeks investment results that correspond to the performance of the mid capitalization value sector of the U.S equity market as represented by the Russell Midcap Value Index.
Diamonds Trust Series 1	3.16%
The Trust’s objective is to provide investment results that generally correspond to the price and yield performance of the Dow Jones Industrial Average.

Berolina Fund- Performance Update

Annualized Total Returns as of April 30, 2007

	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	11.56%	N/A	N/A	10.06%	1/27/06

1Class N Shares are not subject to an initial sales charge or a CDSC

Figures shown for greater than one year are annualized.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Berolina Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The Fund’s total annual operating expenses including underlying fund expenses for the Berolina Fund are 1.61%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

“S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. The Lehman 1-5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities.

Investors cannot invest directly in an index or benchmark.

Investors should carefully consider the investment objectives, risks, charges and expenses of the AdvisorOne Funds. This and other important information about the  AdvisorOne Funds is contained in the prospectus, which can be obtained by calling 1-866-811-0225. The prospectus should be read carefully before investing. The AdvisorOne Funds are distributed by Aquarius Fund Distributors, LLC member NASD/SIPC.

Descartes Fund- Portfolio Summary

Portfolio Commentary

Descartes completed its first full year of operation this reporting period.  While Descartes is primarily an equity fund, it differs from Amerigo in that its strategy is more quantitative in nature and Descartes also tends to have a larger value exposure in its benchmark.

Due to a large overweighting toward value, as well as a healthy cash position from new cash flow, Descartes performed well during the first three months of the reporting period.   As the fiscal year progressed, exposure to developed international equities was increased as well as a significant increase to the large growth asset class.  The key investment themes, in aggregate, are the undervaluation of large-cap growth and developed international equities relative to large-cap value.  During the reporting period, positions in domestic mid-cap growth and mid-cap blend equities were reduced to decrease volatility as well as take advantage of the relative undervaluation of large-cap growth.

*Based on total investment value as of April 30, 2007. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

You cannot invest directly in an index or benchmark

Portfolio Composition*

Top Ten Portfolio Holdings*

iShares S&P 500 Index Fund	12.69%
The Fund seeks investment results that correspond generally to the price and yield performance of the S&P 500 index.
iShares Russell 1000 Value Index Fund	8.48%

The Fund seeks investment results that correspond generally to the price and yield performance of the large capitalization value sector of the U.S. equity market, as represented by the Russell 1000 Value Index.

iShares S&P 500 Value Index Fund	7.32%
The Fund seeks investment results that correspond generally to the price and yield performance of the S&P 500 index.
iShares Morningstar Large Core Index Fund	5.80%
The Fund seeks investment results that correspond generally to the price and yield performance of the Morningstar Large Core Index.
iShares S&P Global 100 Index Fund	4.66%
The Fund seeks investment results that correspond to the performance of global large-cap stocks in leading trans-national companies as represented by the S&P Global 100 Index.
iShares MSCI EAFE Growth Index Fund	4.55%
The Fund seeks investment results that correspond generally to the price and yield performance of the MSCI EAFE Growth Index.
iShares Russell 1000 Growth Index Fund	4.14%

The Funds seeks investment returns that correspond generally to the price and yield performance of the large capitalization growth sector of the U.S. equity market, as represented by the Russell 1000 Growth Index.

iShares S&P Global Technology Sector Index Fund	4.09%
The Fund seeks investment results that correspond generally to the price and yield performance of the Standard & Poor’s Global Information Technology Sector Index.
iShares MSCI Emerging Markets Index Fund	3.47%
The Fund seeks investment results that correspond generally to the price and yield performance of the MSCI Emerging Markets Free Index.
iShares Morningstar Mid Core Index Fund	3.18%
The Fund seeks investment results that correspond generally to the price and yield performance of the Morningstar Mid Core Index.

Descartes Fund- Performance Update

Annualized Total Returns as of April 30, 2007

	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	14.16%	N/A	N/A	13.61%	4/19/06

1Class N Shares are not subject to an initial sales charge of a CDSC

Figures shown for greater than one year are annualized.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Descartes Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The Fund’s total annual operating expenses including underlying fund expenses for the Descartes Fund are 1.64%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

“S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark. The Russell 1000 Value Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with the lower price-to-book ratios and lower forecasted growth values.

Investors cannot invest directly in an index or benchmark.

Investors should carefully consider the investment objectives, risks, charges and expenses of the AdvisorOne Funds. This and other important information about the AdvisorOne Funds is contained in the prospectus, which can be obtained by calling 1-866-811-0225. The prospectus should be read carefully before investing. The AdvisorOne Funds are distributed by Aquarius Fund Distributors, LLC member NASD/SIPC.

Liahona Fund- Portfolio Summary

Portfolio Commentary

Liahona also completed its first full year of operation during the reporting period.  Though Liahona is a balanced fund similar to Clermont, its strategy is more quantitative in nature and has a higher baseline allocation to equities.

Liahona entered the reporting period underweight equities, underweight international and overweight large- and mid-cap blend equities.  As the Fund’s assets increased, cash and emerging market equities were reduced with proceeds being used to increase the overall equity exposure of the portfolio to an overweight position, increase exposure to developed international equities as well as establish a baseline exposure to large-cap value.

Over the course of the past year, Liahona’s bond portfolio has transitioned from primarily short-term securities to a barbell approach which maintains a balance between short and long-term fixed income securities.  This barbell structure provides a combination of income as well as an offset to risk generated by the portfolio’s overweighting to equities.

*Based on total investment value as of April 30, 2007. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

You cannot invest directly in an index or benchmark

Portfolio Composition*

Top Ten Portfolio Holdings*

iShares S&P 500 Index Fund	13.20%
The Fund seeks investment results that correspond generally to the price and yield performance of the S&P 500 index.
iShares Russell 1000 Value Index Fund	9.64%

The Fund seeks investment results that correspond generally to the price and yield performance of the large capitalization value sector of the U.S. equity market, as represented by the Russell 1000 Value Index.

iShares Lehman MBS Fixed Rate Bond Fund	7.24%
The Fund seeks investment results that correspond generally to the price and yield performance of the Lehman Brothers U.S. MBS Fixed-Rate Index
Milestone Treasury Obligation Portfolio	5.73%
The Fund seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.
Goldman Sachs Prime Obligation Fund	4.89%
The Fund is designed to meet the short-term investment objectives and liquidity management needs of institutional investor.
Rydex Russell Top 50 Fund	4.10%
The Fund’s investment objective is to replicate as closely as possible before expenses the performance of the Russell Top 50 Index.
iShares Morningstar Large Core Index Fund	4.05%
The Fund seeks investment results that correspond generally to the price and yield performance of the Morningstar Large Core Index.
iShares S&P 500 Value Fund Index	3.94%
The Fund seeks investment results that correspond generally to the price and yield performance of the S&P 500 Index.
iShares DJ US Insurance Index Fund	3.20%
The Fund seeks investment results that correspond generally to the price and yield performance of the Dow Jones U.S. Insurance Index.
iShares MSCI EAFE Index Fund	3.18%
The Fund seeks investment results that correspond generally to the price and yield performance of the MSCI EAFE Index

Liahona Fund- Performance Update

Annualized Total Returns as of April 30, 2007

	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	10.71%	N/A	N/A	10.27%	4/19/06

1Class N Shares are not subject to an initial sales charge or a CDSC

Figures shown for greater than one year are annualized.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Liahona Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The Fund’s total annual operating expenses including underlying fund expenses for the Liahona Fund are 2.05%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 1000 Value Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with the lower price-to-book ratios and lower forecasted growth values.  The Lehman 1-5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities.

Investors cannot invest directly in an index or benchmark.

Investors should carefully consider the investment objectives, risks, charges and expenses of the AdvisorOne Funds. This and other important information about the AdvisorOne Funds is contained in the prospectus, which can be obtained by calling 1-866-811-0225. The prospectus should be read carefully before investing. The AdvisorOne Funds are distributed by Aquarius Fund Distributors, LLC member NASD/SIPC.

AdvisorOne Funds Annual Report

Shareholder Expense Example (Unaudited) (Continued)

As a shareholder of the Fund you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses:  The first section of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the applicable number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (11/1/06)	Ending Account Value (4/30/07)	Expense Ratio (Annualized)	Expenses Paid During the Period* (11/1/06 to 4/30/07)
Amerigo Fund
Actual:
Class C	$1,000.00	$1,089.32	2.15%	$11.14
Class N	1,000.00	1,095.12	1.15%	5.97
Hypothetical (5% return before expenses):
Class C	1,000.00	1,014.13	2.15%	10.74
Class N	1,000.00	1,019.09	1.15%	5.76

AdvisorOne Funds Annual Report

Shareholder Expense Example (Unaudited) (Continued)

	Beginning Account Value (11/1/06)	Ending Account Value (4/30/07)	Expense Ratio (Annualized)	Expenses Paid During the Period* (11/1/06 to 4/30/07)
Clermont Fund
Actual	$1,000.00	$1,067.76	1.15%	$5.90
Hypothetical (5% return before expenses)	1,000.00	1,019.09	1.15%	5.76
Berolina Fund
Actual	1,000.00	1,109.00	1.15%	6.11
Hypothetical (5% return before expenses)	1,000.00	1,019.09	1.15%	5.76
Descartes Fund
Actual	1,000.00	1,092.37	1.15%	6.07
Hypothetical (5% return before expenses)	1,000.00	1,019.09	1.15%	5.76
Liahona Fund
Actual	1,000.00	1,073.74	1.15%	6.01
Hypothetical (5% return before expenses)	1,000.00	1,019.09	1.15%	5.76

*Expenses are equal to the Fund’s annualized expense ratios multiplied by the average account value over the period,

multiplied by 181/365 (to reflect the one-half year period).

AdvisorOne Funds

Schedule of Investments - Amerigo Fund
April 30, 2007

	Shares	Market Value
Common Stocks - 0.99%
Diversified Companies - 0.99%
Berkshire Hathaway, Inc- Class A*	60	$ 6,552,000
Total Common Stocks (cost $5,395,312)		6,552,000

Equity Funds - 99.00%
Emerging Markets - 13.10%
iShares MSCI Emerging Markets Index Fund	450,000	54,378,000
iShares S&P Latin America 40 Index Fund	150,000	28,288,500
Vanguard Emerging Markets ETF	50,000	4,093,500
		86,760,000
International Equity - 19.78%
iShares MSCI Brazil Index Fund	50,000	2,628,000
iShares MSCI EAFE Index Fund	755,000	59,765,800
iShares MSCI Germany Index Fund	100,000	3,138,000
iShares MSCI Mexico Index Fund	100,000	5,534,000
iShares MSCI Netherlands Index Fund	115,000	3,529,350
iShares MSCI Pacific ex-Japan Index Fund	70,000	9,771,300
iShares MSCI Singapore Index Fund	770,000	9,802,100
iShares MSCI South Korean Index Fund	80,000	4,244,800
iShares MSCI Spain Index Fund	115,000	6,527,400
iShares MSCI Taiwan Index Fund	400,000	5,524,000
SPDR MSCI ACWI ex- US Fund*	55,000	2,179,100
SPDR Russell/Nomura PRIME Japan Fund	110,000	6,131,400
SPDR Russell/Nomura Small Cap Japan Fund	55,000	2,846,250
Vanguard Pacific ETF	137,000	9,387,240
		131,008,740
Large Cap Blend - 6.77%
SPDR Trust Series 1	200,000	29,658,000
Vanguard Total Stock Market ETF	103,000	15,154,390
		44,812,390
Large Cap Growth - 16.93%
iShares Russell 1000 Growth Index Fund	1,334,000	77,678,820
Powershares QQQ	750,000	34,470,000
		112,148,820
Large Cap Value - 7.56%
iShares Russell 1000 Value Index Fund	250,000	21,545,000
Vanguard Value ETF	400,000	28,532,000
		50,077,000

Refer to the Notes to Financial Statements at the Back of this Report for further information regarding the values set forth above.

AdvisorOne Funds

Schedule of Investments - Amerigo Fund (Continued)
April 30, 2007

	Shares	Market Value
Mid Cap Blend - 12.20%
iShares Russell Midcap Index Fund	275,000	$ 29,700,000
Vanguard Mid-Cap ETF	650,000	51,122,500
		80,822,500
Mid Cap Growth - 6.33%
iShares Russell Midcap Growth Index Fund	375,000	41,913,750

Small Cap Blend - 3.66%
iShares Russell 2000 Index Fund	300,000	24,222,000

Specialty - 12.67%
iShares Dow Jones U.S. Healthcare Sector Index Fund	10,000	711,800
iShares S&P Global Healthcare Sector Index Fund	60,000	3,681,000
iShares Silver Trust Index Fund*	25,000	3,333,750
SPDR Consumer Staples Select Sector Fund	170,000	4,658,000
SPDR Energy Select Sector Fund	200,000	12,674,000
SPDR Financial Select Sector Fund	100,000	3,701,000
SPDR Industrial Select Sector Fund	800,000	29,760,000
SPDR Materials Select Sector Fund	410,000	15,834,200
SPDR Utilities Select Sector Fund	150,000	6,247,500
StreetTRACKS Gold Shares Index Fund*	50,000	3,354,500
		83,955,750

Total Equity Funds (cost $584,983,580)		655,720,950

Money Market Funds - 1.12%
Goldman Sachs Prime Obligation Fund	3,458,436	3,458,436
Milestone Treasury Obligation Portfolio - Institutional Class	4,000,000	4,000,000
Total Money Market Funds (cost $7,458,436)		7,458,436

Total Investments (cost $597,837,328) - 101.11%		669,731,386
Other Assets less Liabilities - (1.11)%		(7,384,726)
NET ASSETS - 100.00%		$ 662,346,660

*Non-income producing security
ACWI - All Country World Index
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
HOLDRs - Holding Company Depositary Receipts
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the Back of this Report for further information regarding the values set forth above.

AdvisorOne Funds

Schedule of Investments - Clermont Fund
April 30, 2007

	Shares	Market Value
Common Stock - 1.09%
Diversified Companies - 1.09%
Berkshire Hathaway, Inc- Class A*	13	$ 1,419,600
Total Common Stocks (cost $1,135,236)		1,419,600

Bond Funds - 32.46%
BlackRock Corporate High Yield Fund, Inc.	34,000	285,260
BlackRock Corporate High Yield Fund III, Inc.	34,000	288,320
BlackRock Corporate High Yield Fund V, Inc.	34,000	485,520
BlackRock Corporate High Yield Fund VI, Inc.	34,000	464,100
Dreyfus High Yield Strategies Fund	34,000	148,240
Eaton Vance Floating - Rate Income Trust	34,000	652,800
Eaton Vance Senior Income Trust	34,000	295,800
iShares Lehman Aggregate Bond Fund	170,000	17,078,200
iShares Lehman 7-10 Year Treasury Bond Fund	60,000	4,996,200
iShares Lehman 20+ Year Treasury Bond Fund	80,000	7,100,000
Nuveen Floating Rate Income Fund	34,000	487,560
Nuveen Floating Rate Income Opportunity Fund	34,000	492,320
Van Kampen Senior Income Trust	295,000	2,628,450
Vanguard Intermediate Term Bond ETF	5,000	378,000
Vanguard Long Term Bond ETF	40,000	3,036,800
Vanguard Short Term Bond ETF	5,000	376,750
Vanguard Total Bond Market ETF	40,000	3,019,600
Total Bond Funds (cost $41,560,081)		42,213,920

Equity Funds - 58.77%
Emerging Markets - 4.27%
iShares MSCI Emerging Markets Index Fund	10,000	1,208,400
iShares S&P Latin America 40 Index Fund	10,000	1,885,900
Vanguard Emerging Markets ETF	30,000	2,456,100
		5,550,400
International Equity - 10.81%
iShares MSCI EAFE Index Fund	147,000	11,636,520
iShares MSCI Pacific ex-Japan Index Fund	10,000	1,395,900
Vanguard Pacific ETF	15,000	1,027,800
		14,060,220
Large Cap Blend - 10.39%
iShares Morningstar Large Core Index Fund	40,000	3,136,000
SPDR Trust Series I	70,000	10,380,300
		13,516,300

Refer to the Notes to Financial Statements at the Back of this Report for further information regarding the values set forth above.

AdvisorOne Funds

Schedule of Investments - Clermont Fund (Continued)
April 30, 2007

	Shares	Market Value
Large Cap Growth - 6.82%
iShares Russell 1000 Growth Index Fund	105,000	$ 6,114,150
Powershares QQQ	60,000	2,757,600
		8,871,750
Large Cap Value - 6.63%
iShares Russell 1000 Value Index Fund	100,000	8,618,000

Mid Cap Blend - 11.33%
iShares Morningstar Mid Core Index Fund	42,000	3,722,460
Vanguard Mid-Cap ETF	140,000	11,011,000
		14,733,460
Small Cap Blend - 2.35%
iShares Russell 2000 Index Fund	20,000	1,614,800
Vanguard Small Cap ETF	20,000	1,449,200
		3,064,000
Speciality - 6.17%
iShares Dow Jones U.S. Pharmaceuticals Sector Fund	10,000	578,800
SPDR Utilities Select Sector Fund	25,000	1,041,250
Vanguard Consumer Staples ETF	50,000	3,392,000
Vanguard Health Care ETF	49,000	3,006,150
		8,018,200

Total Equity Funds (cost $63,847,184)		76,432,330

Money Market Funds - 12.05%
Goldman Sachs Prime Obligation Fund	6,664,856	6,664,856
Milestone Treasury Obligation Portfolio - Institutional Class	9,000,000	9,000,000
Total Money Market Funds (cost $15,664,856)		15,664,856

Total Investments (cost $122,207,357) - 104.37%		135,730,706
Other Assets less Liabilities - (4.37)%		(5,684,069)
NET ASSETS - 100.00%		$ 130,046,637

* Non-income producing security
EAFE- Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI- Morgan Stanley Capital International
SPDR- Standard & Poors' Depository Receipts

Refer to the Notes to Financial Statements at the Back of this Report for further information regarding the values set forth above.

AdvisorOne Funds

Schedule of Investments - Berolina Fund
April 30, 2007

	Shares	Market Value
Common Stock - 9.34%
Computers - 0.16%
SanDisk Corp.*	4,500	$ 195,525

Diversified Manufacturers - 0.78%
Actuant Corp. - Cl. A	3,500	185,500
Eaton Corp.	2,500	223,025
Illinois Tool Works, Inc.	3,500	179,585
Pentair, Inc.	4,700	151,058
Trinity Industries, Inc.	4,700	218,080
		957,248
Electric Products - 0.23%
Graftech International Ltd*	28,800	287,424

Electronics - 0.49%
Flextronics International, Ltd.*	18,000	200,700
Sanmina-SCI Corp.*	55,000	189,750
Solectron Corp.*	64,000	214,400
		604,850
Home Builders - 0.66%
Cavalier Homes, Inc.*	44,000	212,960
Champion Enterprises, Inc.*	20,000	205,600
Fleetwood Enterprises, Inc.*	24,000	199,920
Palm Harbor Homes, Inc.*	13,500	200,475
		818,955
Machinery - 0.13%
Nordson Corp.	3,500	160,405

Media - 0.98%
Gannett, Inc.	6,600	376,596
News Corp., Inc.- Cl. B	8,200	196,800
The New York Times Co.- Cl. A	8,500	198,900
The Washington Post Co.- Cl. B	300	223,200
Tribune Co.	6,400	209,920
		1,205,416
Medical - Biomedical - 0.14%
Nektar Therapeutics*	13,700	169,469

Refer to the Notes to Financial Statements at the Back of this Report for further information regarding the values set forth above.

AdvisorOne Funds

Schedule of Investments - Berolina Fund (Continued)
April 30, 2007

	Shares	Market Value
Metal Processors - 0.54%
Kaydon Corp.	4,500	$ 213,885
Mueller Industries, Inc.	6,200	203,360
Worthington Industries, Inc.	11,100	246,975
		664,220
Mining - 0.35%
Alcan, Inc.	3,800	223,706
Alcoa, Inc.	6,000	212,940
		436,646
Pharmaceuticals - 0.53%
Alkermes, Inc.*	13,300	218,519
Biovail Corp.	9,600	234,144
Elan Corp. PLC ADR*	14,900	206,812
		659,475
Retail - Bedding - 0.17%
Bed Bath & Beyond, Inc.*	5,000	203,700

Retail - Discount - 0.32%
Target Corp.	3,300	195,921
Wal-Mart Stores, Inc.	4,200	201,264
		397,185
Retail - Drug Store - 0.67%
CVS Corp.	5,800	210,192
Longs Drug Store Corp.	3,900	213,486
Rite Aid Corp.*	35,000	214,900
Walgreen Co.	4,200	184,380
		822,958
Retail - Mail Order - 0.32%
Coldwater Creek, Inc.*	9,200	190,440
Williams Sonoma, Inc.	5,800	204,276
		394,716
Semiconductors - 0.64%
Applied Materials, Inc.	10,000	192,200
ASM Lithography Holding N.V.*	7,000	190,750
Lam Research Corp.*	4,000	215,120
Novellus Systems, Inc.*	6,000	194,220
		792,290

Refer to the Notes to Financial Statements at the Back of this Report for further information regarding the values set forth above.

AdvisorOne Funds

Schedule of Investments - Berolina Fund (Continued)
April 30, 2007

	Shares	Market Value
Steel - Producers - 1.40%
AK Steel Holdings Corp.*	12,300	$ 375,396
IPSCO, Inc.	2,100	310,485
Nucor Corp.	3,300	209,418
POSCO ADR	2,400	251,376
Reliance Steel & Aluminum Co.	5,100	302,940
United States Steel Corp.	2,700	274,158
		1,723,773
Telecommunications - 0.15%
American Tower Corp.- Cl. A*	5,000	190,000

Transportation - 0.68%
Con-Way, Inc.	4,000	218,520
JB Hunt Transport Services, Inc.	7,500	202,950
Swift Transportation Co., Inc.*	6,500	203,320
Werner Enterprises, Inc.	11,000	208,010
		832,800

Total Common Stocks (cost $10,607,929)		11,517,055

Bond Funds - 10.44%
BlackRock Corporate High Yield Fund, Inc.	51,000	427,890
BlackRock Corporate High Yield Fund III, Inc.	51,000	432,480
BlackRock Corporate High Yield Fund V, Inc.	51,000	728,280
BlackRock Corporate High Yield Fund VI, Inc.	51,000	696,150
Dreyfus High Yield Strategies Fund	51,000	222,360
Eaton Vance Floating - Rate Income Trust	51,000	979,200
Eaton Vance Senior Income Trust	51,000	443,700
iShares Lehman 20+ Year Treasury Bond Fund	20,000	1,775,000
iShares Lehman 7-10 Year Treasury Bond Fund	2,000	166,540
iShares Lehman Aggregate Bond Fund	40,000	4,018,400
Nuveen Floating Rate Income Fund	51,000	731,340
Nuveen Floating Rate Income Opportunity Fund	51,000	738,480
Vanguard Long Term Bond ETF	10,000	759,200
Vanguard Total Bond Market ETF	10,000	754,900
Total Bond Funds (cost $12,811,710)		12,873,920

Refer to the Notes to Financial Statements at the Back of this Report for further information regarding the values set forth above.

AdvisorOne Funds

Schedule of Investments - Berolina Fund (Continued)
April 30, 2007

Equity Funds - 79.03%
Emerging Markets - 12.62%
iShares MSCI Emerging Markets Index Fund	45,000	$ 5,437,800
iShares S&P Latin America 40 Index Fund	45,000	8,486,550
Vanguard Emerging Market ETF	20,000	1,637,400
		15,561,750
International Equity - 12.76%
iShares MSCI EAFE Index Fund	60,000	4,749,600
iShares MSCI Mexico Index Fund	40,000	2,213,600
iShares MSCI Pacific ex-Japan Index Fund	10,000	1,395,900
iShares MSCI Spain Index Fund	30,000	1,702,800
iShares MSCI United Kingdom Index Fund	20,000	497,000
SPDR MSCI ACWI ex-US Fund*	34,000	1,347,080
Vanguard FTSE All-World ex-US ETF*	20,000	1,096,000
Vanguard Pacific ETF	40,000	2,740,800
		15,742,780
Large Cap Blend - 6.17%
SPDR Trust Series 1	35,000	5,190,150
Vanguard Large-Cap ETF	36,500	2,427,615
		7,617,765
Large Cap Growth - 8.42%
iShares Russell 1000 Growth Index Fund	59,000	3,435,570
Powershares QQQ	94,000	4,320,240
Vanguard Growth ETF	43,000	2,626,010
		10,381,820
Large Cap Value - 5.13%
Diamonds Trust Series I	30,000	3,920,100
iShares Russell 1000 Value Index Fund	28,000	2,413,040
		6,333,140
Mid Cap Blend - 5.60%
iShares Russell Midcap Index Fund	37,000	3,996,000
Vanguard Mid-Cap ETF	37,000	2,910,050
		6,906,050
Mid Cap Value - 0.77%
iShares Russell Midcap Value Index Fund	6,000	947,100

Small Cap Blend - 5.51%
iShares Russell 2000 Index Fund	70,000	5,651,800
WisdomTree Small Cap Dividend Fund	20,000	1,147,200
		6,799,000

Refer to the Notes to Financial Statements at the Back of this Report for further information regarding the values set forth above.

AdvisorOne Funds

Schedule of Investments - Berolina Fund (Continued)
April 30, 2007

	Shares	Market Value
Speciality - 22.05%
iPATH DJ- AIG Commodity Index Total Return*	10,000	$ 514,000
iShares DJ U.S. Aerospace & Defense Sector Index Fund	20,000	1,171,600
iShares DJ U.S. Pharmaceuticals Sector Fund	10,000	578,800
iShares S&P Global Healthcare Sector Index Fund	40,000	2,454,000
iShares Silver Trust*	10,000	1,333,500
SPDR Consumer Staples Select Sector Fund	207,000	5,671,800
SPDR Energy Select Sector Fund	10,000	633,700
SPDR Health Care Select Sector Fund	40,000	1,444,400
SPDR Industrials Select Sector Fund	38,000	1,413,600
SPDR Materials Select Sector Fund	54,000	2,085,480
SPDR S&P Biotech Sector Fund*	43,000	2,263,520
SPDR Technology Select Sector Fund	60,000	1,465,200
SPDR Utilities Select Sector Fund	67,000	2,790,550
StreetTracks Gold Trust*	20,000	1,341,800
Vanguard Health Care ETF	20,000	1,227,000
Vanguard Materials ETF	10,000	802,000
		27,190,950

Total Equity Funds (cost $85,465,787)		97,480,355

Money Market Funds - 1.83%
Goldman Sachs Prime Obligation Fund	2,258,607	2,258,607
Total Money Market Funds (cost $2,258,607)		2,258,607

Total Investments (cost $111,144,033) - 100.64%		124,129,937
Other Assets less Liabilities - (0.64%)		(790,615)
NET ASSETS - 100.00%		$ 123,339,322

*Non-income producing security
ACWI - All Country World Index
ADR- American Depositary Receipt
EAFE- Europe, Australasia, Far East
ETF - Exchange Traded Fund
DJ- Dow Jones
MSCI- Morgan Stanley Capital International
SPDR- Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the Back of this Report for further information regarding the values set forth above.

AdvisorOne Funds

Schedule of Investments - Descartes Fund
April 30, 2007

	Shares	Market Value
Common Stock - 1.60%
Diversified Companies - 1.60%
Berkshire Hathaway, Inc- Class A*	20	$ 2,184,000
Total Common Stocks (cost $2,177,450)		2,184,000

Equity Funds - 98.00%
Emerging Markets - 3.53%
iShares MSCI Emerging Markets Index Fund	40,000	4,833,600

International Equity - 24.51%
iShares MSCI EAFE Growth Index Fund	25,000	1,852,750
iShares MSCI EAFE Index Fund	80,000	6,332,800
iShares MSCI Germany Index Fund	25,000	784,500
iShares MSCI Hong Kong Index Fund	110,000	1,795,200
iShares MSCI Japan Index Fund	20,000	285,600
iShares MSCI Netherlands Index Fund	43,000	1,319,670
iShares MSCI Singapore Index Fund	225,000	2,864,250
iShares MSCI Spain Index Fund	32,000	1,816,320
iShares MSCI Sweden Index Fund	54,000	2,002,320
iShares S&P Global 100 Index Fund	83,000	6,483,130
SPDR MSCI ACWI ex- US Fund *	15,000	594,300
SPDR Russell/Nomura Small Cap Japan ETF	33,000	1,707,750
SPDR S&P Emerging Asia Pacific Index Fund*	20,000	1,277,600
SPDR S&P International Small Cap ETF*	15,000	537,900
WisdomTree Europe Small Cap Dividend Fund	12,000	885,120
WisdomTree International Small Cap Dividend Fund	35,000	2,496,550
WisdomTree Japan Small Cap Dividend Fund	10,000	518,900
		33,554,660
Large Cap Blend - 21.16%
iShares Morningstar Large Core Index Fund	103,000	8,075,200
iShares S&P 500 Index Fund	119,000	17,669,120
Rydex Russell Top 50 Fund	20,000	2,202,600
SPDR Consumer Discretionary Select Fund	26,000	1,012,180
		28,959,100
Large Cap Growth - 4.21%
iShares Russell 1000 Growth Index Fund	99,000	5,764,770

Refer to the Notes to Financial Statements at the Back of this Report for further information regarding the values set forth above.

AdvisorOne Funds

Schedule of Investments - Descartes Fund (Continued)
April 30, 2007

	Shares	Market Value
Large Cap Value - 18.75%
iShares Morningstar Large Value Index Fund	42,000	$ 3,666,600
iShares Russell 1000 Value Index Fund	137,000	11,806,660
iShares S&P 500 Value Index Fund	126,000	10,188,360
		25,661,620
Mid Cap Blend - 5.45%
iShares Morningstar Mid Core Index Fund	50,000	4,431,500
iShares Russell Midcap Index Fund	28,000	3,024,000
		7,455,500
Mid Cap Growth - 2.12%
iShares Russell Midcap Growth Index Fund	26,000	2,906,020

Speciality - 18.27%
iPATH GSCI Total Return Index ETN*	13,000	548,990
iShares DJ U.S. Consumer Services Sector Index Fund	28,000	1,946,000
iShares DJ U.S. Insurance Index Fund	60,000	3,348,600
iShares DJ U.S. Telecommunications Sector Index Fund	60,000	1,906,800
iShares DJ U.S. Transportation Sector Index Fund	19,000	1,716,270
iShares S&P GSTI Software Index Fund *	17,000	790,500
iShares S&P Global Healthcare Sector Index Fund	52,000	3,190,200
iShares S&P Global Technology Sector Index Fund	95,000	5,688,600
KBW Capital Markets Fund	37,000	2,541,900
KBW Insurance Fund	8,000	477,280
PowerShares Deutsche Bank Agriculture Fund *	60,000	1,491,000
PowerShares Water Resources Portfolio	11,000	214,060
Rydex S&P Equal Weight Consumer Discretionary ETF	20,000	983,000
Rydex S&P Equal Weight Technology ETF*	3,000	155,430
		24,998,630

Total Equity Funds (cost $120,236,578)		134,133,900

Refer to the Notes to Financial Statements at the Back of this Report for further information regarding the values set forth above.

AdvisorOne Funds

Schedule of Investments - Descartes Fund (Continued)
April 30, 2007

	Shares	Market Value
Money Market Funds - 2.14%
Goldman Sachs Prime Obligation Fund	1,932,296	$ 1,932,296
Milestone Treasury Obligation Portfolio- Institutional Class	1,000,000	1,000,000
Total Money Market Funds (cost $2,932,296)		2,932,296

Total Investments (cost $125,346,324) - 101.74%		139,250,196
Other Assets less Liabilities - (1.74%)		(2,380,055)
NET ASSETS - 100.00%		$ 136,870,141

*Non-income producing security
ACWI - All Country World Index	GSCI- Goldman Sachs Commodity Index
DJ- Dow Jones	GSTI- Goldman Sachs Technology Index
EAFE- Europe, Australasia, Far East	KBW- Keefe, Bruyette & Woods
ETN- Exchange Traded Note	MSCI- Morgan Stanley Capital International
ETF- Exchange Trade Fund	SPDR- Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the Back of this Report for further information regarding the values set forth above.

AdvisorOne Funds

Schedule of Investments - Liahona Fund
April 30, 2007

	Shares	Market Value
Bond Funds - 9.08%
iShares Lehman 1-3 Year Credit Bond Fund	6,000	$ 604,980
iShares Lehman MBS Fixed-Rate Bond Fund	25,000	2,527,000
Total Bond Funds (cost $3,119,573)		3,131,980

Equity Funds - 81.28%
Emerging Markets - 0.70%
iShares MSCI Emerging Markets Index Fund	2,000	241,680

International Equity - 21.52%
iShares MSCI EAFE Index Fund	14,000	1,108,240
iShares MSCI Germany Index Fund	14,000	439,320
iShares MSCI Hong Kong Index Fund	55,000	897,600
iShares MSCI Japan Index Fund	20,000	285,600
iShares MSCI Netherlands Index Fund	10,000	306,900
iShares MSCI Singapore Index Fund	48,000	611,040
iShares MSCI Spain Index Fund	10,000	567,600
iShares MSCI Sweden Index Fund	12,000	444,960
iShares MSCI Taiwan Index Fund	17,000	234,770
iShares S&P Global 100 Index Fund	8,000	624,880
SPDR DJ Global Titans ETF	5,000	390,100
SPDR S&P International Small Cap ETF*	10,000	358,600
WisdomTree Europe Small Cap Dividend Fund	6,000	442,560
WisdomTree International Small Cap Dividend Fund	10,000	713,300
		7,425,470
Large Cap Blend - 21.58%
iShares Morningstar Large Core Index Fund	18,000	1,411,200
iShares S&P 500 Index Fund	31,000	4,602,880
Rydex Russell Top 50 Fund	13,000	1,431,690
		7,445,770
Large Cap Growth - 2.36%
iShares Russell 1000 Growth Index Fund	14,000	815,220

Large Cap Value - 13.73%
iShares Russell 1000 Value Index Fund	39,000	3,361,020
iShares S&P 500 Value Index Fund	17,000	1,374,620
		4,735,640
Mid Cap Blend - 1.28%
iShares Morningstar Mid Core Index Fund	5,000	443,150

Refer to the Notes to Financial Statements at the Back of this Report for further information regarding the values set forth above.

AdvisorOne Funds

Schedule of Investments - Liahona Fund (Continued)
April 30, 2007

	Shares	Market Value
Mid Cap Growth - 0.81%
iShares Morningstar Mid Growth Index Fund	3,000	$ 278,160

Speciality - 19.30%
iPATH Dow Jones-AIG Commodity Index Total Return *	4,000	205,600
iShares DJ U.S. Consumer Services Sector Index Fund	9,000	625,500
iShares DJ U.S. HealthCare Sector Index Fund	4,000	234,880
iShares DJ U.S. Insurance Index Fund	20,000	1,116,200
iShares DJ U.S. Telecommunications Sector Index Fund	10,000	317,800
iShares DJ U.S. Transportation Index Fund	7,000	632,310
iShares S&P GSTI Software Index Fund *	7,000	325,500
iShares S&P Global Healthcare Sector Index Fund	14,000	858,900
iShares S&P Global Technology Sector Index Fund	15,000	898,200
iShares S&P U.S. Preferred Stock Index Fund	10,000	503,500
KBW Capital Markets Fund	6,000	412,200
UltraShort Russell2000 ProShares*	8,000	528,000
		6,658,590

Total Equity Funds (cost $25,098,137)		28,043,680

Put Options Purchased - 0.00%	Number of
Underlying Security, Exercise Price, Expiration Date	Contracts

iShares Russell 2000 Index, $73, May 07	30	270
Total Put Options Purchased (cost $5,228)		270

	Shares
Money Market Funds - 10.74%
Goldman Sachs Structured U.S. Equity Fund	1,706,150	1,706,150
Milestone Treasury Obligation Portfolio- Institutional Class	2,000,000	2,000,000
Total Money Market Funds (cost $3,706,150)		3,706,150

Total Investments (cost $31,929,088) - 101.10%		34,882,080
Other Assets less Liabilities - (1.10%)		(379,792)
NET ASSETS - 100.00%		$ 34,502,288

*Non-income producing security
DJ- Dow Jones	KBW- Keefe, Bruyette & Woods
EAFE- Europe, Australasia, Far East	MBS- Mortgage-Backed Securities
ETF- Exchange Trade Fund	MSCI- Morgan Stanley Capital International
GSTI- Goldman Sachs Technology Index	SPDR- Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the Back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Assets and Liabilities
April 30, 2007

	Amerigo	Clermont
Assets:	Fund	Fund
Investments, at cost	$ 597,837,328	$ 122,207,357
Investments in securities, at value	$ 662,272,950	$ 120,065,850
Short term investments	7,458,436	15,664,856
Receivable for securities sold	9,160,629	-
Interest and dividends receivable	94,849	103,240
Receivable for fund shares sold	172,975	16,219
Prepaid expenses and other assets	55,232	34,745
Total Assets	679,215,071	135,884,910

Liabilities:
Payable for securities purchased	15,295,437	5,602,633
Payable for fund shares redeemed	864,322	81,278
Accrued expenses:
Distribution fees	6,181	-
Advisory fees	599,777	106,254
Administration fees	36,919	11,920
Transfer agency fees	14,000	3,750
Fund accounting fees	12,925	5,312
Custody fees	7,750	1,750
Chief Compliance Officer fees	600	750
Other accrued expenses and liabilities	30,500	24,626
Total Liabilities	16,868,411	5,838,273
Net Assets	$ 662,346,660	$ 130,046,637

Net Assets:
Paid in capital	$ 575,071,181	$ 113,781,214
Undistributed net investment income	411,932	754,204
Accumulated net realized gain on investments	14,969,489	1,987,870
Net unrealized appreciation on investments	71,894,058	13,523,349
Net Assets	$ 662,346,660	$ 130,046,637

Class C Shares:
Net assets	$ 7,194,080	$ -
Net asset value and offering price per share*	$ 14.47	$ -
(based on shares of beneficial interest outstanding;
unlimited number of shares authorized; no par value)
Total shares outstanding at end of year	497,051	-

Class N Shares:
Net assets	$ 655,152,580	$ 130,046,637
Net asset value, offering and redemption price per share	$ 15.02	$ 11.39
(based on shares of beneficial interest outstanding;
unlimited number of shares authorized; no par value)
Total shares outstanding at end of year	43,607,431	11,416,830

Refer to the Notes to Financial Statements at the Back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Assets and Liabilities (Continued)
April 30, 2007

	Berolina	Descartes	Liahona
Assets:	Fund	Fund	Fund
Investments, at cost	$ 111,144,033	$ 125,346,324	$ 31,929,088
Investments in securities, at value	$ 121,871,330	$ 136,317,900	$ 31,175,930
Short term investments	2,258,607	2,932,296	3,706,150
Receivable for securities sold	2,224,724	-	-
Interest and dividends receivable	42,493	15,812	19,287
Receivable for fund shares sold	20,966	24,643	4,696
Prepaid expenses and other assets	29,720	29,688	26,527
Total Assets	126,447,840	139,320,339	34,932,590

Liabilities:
Payable for securities purchased	2,821,623	2,125,591	359,285
Payable for fund shares redeemed	164,753	171,495	34,376
Accrued expenses:
Advisory fees	81,557	113,725	11,841
Administration fees	9,964	10,866	3,400
Transfer agency fees	4,200	3,750	2,750
Fund accounting fees	4,296	4,200	2,750
Custody fees	1,750	2,500	650
Chief Compliance Officer fees	375	600	500
Accrued expenses and other liabilities	20,000	17,471	14,750
Total Liabilities	3,108,518	2,450,198	430,302
Net Assets	$ 123,339,322	$ 136,870,141	$ 34,502,288

Net Assets:
Paid in capital	$ 109,227,663	$ 122,682,692	$ 31,369,142
Undistributed net investment income	4,998	-	46,611
Accumulated net realized gain
on investments	1,120,757	283,577	133,543
Net unrealized appreciation on
on investments	12,985,904	13,903,872	2,952,992
Net Assets	$ 123,339,322	$ 136,870,141	$ 34,502,288

Class N Shares:
Net assets	$ 123,339,322	$ 136,870,141	$ 34,502,288
Net asset value, offering and redemption
price per share (based on shares of
beneficial interest outstanding; unlimited
number of shares authorized; no par value)	$ 11.14	$ 11.32	$ 10.94
Total shares outstanding at end of year	11,071,350	12,093,214	3,153,254

Refer to the Notes to Financial Statements at the Back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Operations
For the Year Ended April 30, 2007

	Amerigo	Clermont
	Fund	Fund
Investment Income:
Interest income	$ 1,543,213	$ 1,629,150
Dividend income	8,682,486	2,448,364
Total investment income	10,225,699	4,077,514

Expenses:
Investment advisory fee	5,812,447	1,266,873
Administration fees	412,021	135,152
Transfer agent fees	77,094	36,310
Distribution fees - Class C Shares	74,148	-
Registration & filing fees	71,168	29,430
Custodian fees	43,661	8,394
Professional fees	25,042	17,849
Insurance	30,384	7,001
Printing and postage expense	24,742	11,005
Trustees' fees	9,021	4,817
Miscellaneous expenses	257	2,000
Chief Compliance Officer fees	10,857	6,586
Accounting fees	122,439	51,935
Total expenses before recaptures/waivers	6,713,281	1,577,352
Expenses recaptured (waived)	44,250	(120,991)
Net Expenses	6,757,531	1,456,361
Net Investment Income	3,468,168	2,621,153

Net Realized and Unrealized Gain
on Investments:
Net realized gain on investments	34,086,423	4,123,352
Net change in unrealized appreciation
on investments	23,727,168	3,011,635
Net Realized and Unrealized Gain on Investments	57,813,591	7,134,987
Net Increase in Net Assets Resulting from
Operations	$ 61,281,759	$ 9,756,140

Refer to the Notes to Financial Statements at the Back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Operations (Continued)
For the Year Ended April 30, 2007

	Berolina	Descartes	Liahona
	Fund	Fund	Fund
Investment Income:
Interest income	$ 322,694	$ 190,283	$ 240,171
Dividend income	1,503,362	1,416,405	389,815
Foreign taxes withheld	(695)	-	-
Total investment income	1,825,361	1,606,688	629,986

Expenses:
Investment advisory fee	801,420	773,113	230,568
Administration fees	80,272	84,655	42,231
Transfer agent fees	40,603	37,439	31,628
Registration & filing fees	31,999	32,000	31,000
Custodian fees	7,387	8,026	3,353
Professional fees	18,867	16,416	14,543
Insurance	654	890	189
Printing and postage expense	13,599	14,141	7,351
Trustees' fees	2,874	2,533	2,352
Miscellaneous expenses	4,659	2,000	1,699
Chief Compliance Officer fees	6,782	6,050	5,125
Accounting fees	39,144	39,648	28,889
Total expenses before waivers	1,048,260	1,016,911	398,928
Expenses waived	(123,887)	(124,390)	(132,886)
Net Expenses	924,373	892,521	266,042
Net Investment Income	900,988	714,167	363,944

Net Realized and Unrealized Gain
on Investments:
Net realized gain on
investments	1,150,614	350,662	133,902
Net change in unrealized appreciation
on investments	12,217,154	13,898,606	2,950,542
Net Realized and Unrealized
Gain on Investments	13,367,768	14,249,268	3,084,444
Net Increase in Net Assets
Resulting From Operations	$ 14,268,756	$ 14,963,435	$ 3,448,388

Refer to the Notes to Financial Statements at the Back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets

	Amerigo Fund		Clermont Fund
	For the Year Ended		For the Year Ended
	April 30,		April 30,
	2007	2006	2007	2006
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$ 3,468,168	$ 2,450,008	$ 2,621,153	$ 1,890,070
Net realized gain on investments	34,086,423	58,761,199	4,123,352	4,194,266
Net change in unrealized appreciation
on investments	23,727,168	31,281,595	3,011,635	6,875,175
Net increase in net assets resulting
from operations	61,281,759	92,492,802	9,756,140	12,959,511
From Distributions to Shareholders:
From Net Investment Income:
Class C	-	(5,686)	-	-
Class N	(4,544,085)	(2,169,241)	(2,572,462)	(1,760,306)
From Net Realized Gains:
Class C	(903,758)	(187,160)	-	-
Class N	(67,098,607)	(11,328,170)	(3,556,858)	(3,192,021)
Total Dividends and Distributions
to Shareholders	(72,546,450)	(13,690,257)	(6,129,320)	(4,952,327)
From Fund Share Transactions	79,238,549	170,574,811	(7,189,427)	22,718,104
Total Increase (Decrease)
in Net Assets	67,973,858	249,377,356	(3,562,607)	30,725,288

Net Assets:
Beginning of year	594,372,802	344,995,446	133,609,244	102,883,956
End of year	$662,346,660	$ 594,372,802	$ 130,046,637	$ 133,609,244
Undistributed net investment income
at end of year	$ 411,932	$ 1,487,849	$ 754,204	$ 705,513

Refer to the Notes to Financial Statements at the Back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets

	Berolina Fund		Descartes Fund
	For the	For the	For the	For the
	Year Ended	Period Ended	Year Ended	Period Ended
	April 30, 2007	April 30, 2006*	April 30, 2007	April 30, 2006**
Increase in Net Assets:

From Operations:
Net investment income	$ 900,988	$ 30,985	$ 714,167	$ 241
Net realized gain on investments	1,150,614	257,505	350,662	-
Net change in unrealized appreciation
on investments	12,217,154	768,750	13,898,606	5,266
Net increase in net assets resulting
from operations	14,268,756	1,057,240	14,963,435	5,507
From Distributions to Shareholders:
From Net Investment Income:
Class N	(926,975)	-	(714,408)	-
From Net Realized Gains:
Class N	(287,362)	-	(67,085)	-
Total Dividends and Distributions
to Shareholders	(1,214,337)	-	(781,493)	-
From Fund Share Transactions	76,946,490	32,281,173	118,097,500	4,585,192
Total Increase in Net Assets	90,000,909	33,338,413	132,279,442	4,590,699

Net Assets:
Beginning of period	33,338,413	-	4,590,699	-
End of period	$123,339,322	$ 33,338,413	$ 136,870,141	4,590,699
Undistributed net investment income
(loss) at end of period	$ 4,998	$ 30,985	$ -	$ 241

* Berolina Fund commenced operations on January 27, 2006.
** Descartes Fund commenced operations on April 19, 2006.

Refer to the Notes to Financial Statements at the Back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets

	Liahona Fund
	For the	For the
	Year Ended	Period Ended
	April 30, 2007	April 30, 2006*
Increase in Net Assets:

From Operations:
Net investment income	$ 363,944	$ 40
Net realized gain (loss) on investments	133,902	(359)
Net change in unrealized appreciation
on investments	2,950,542	2,450
Net increase in net assets resulting
from operations	3,448,388	2,131
From Distributions to Shareholders:
From Net Investment Income:
Class N	(317,373)	-
From Net Realized Gains:
Class N	-	-
Total Dividends and Distributions
to Shareholders	(317,373)	-
From Fund Share Transactions	29,545,205	1,823,937
Total Increase in Net Assets	32,676,220	1,826,068

Net Assets:
Beginning of period	1,826,068	-
End of period	$ 34,502,288	1,826,068
Undistributed net investment income
at end of period	$ 46,611	$ 40

* Liahona Fund commenced operations on April 19, 2006.

Refer to the Notes to Financial Statements at the Back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each period indicated. (a)

	Class C Shares

	Fiscal Years Ending April 30,
	2007		2006	2005	2004	2003

Net asset value, beginning of year	$ 14.91		$ 12.65	$ 11.82	$ 9.47	$ 11.27

Income (loss) from investment operations:
Net investment loss	(0.05)		(0.07)	(0.07)	(0.09)	(0.10)
Net realized and unrealized gain (loss)
on investments	1.49		2.67	0.90	2.44	(1.70)
Total income (loss) from investment operations	1.44		2.60	0.83	2.35	(1.80)

Less distributions from net investment income	-		(0.01)	-	-	-
Less distributions from net realized gains	(1.88)		(0.33)	-	-	-
Total distributions from net investment
income and net realized gains	(1.88)		(0.34)	-	-	-

Net asset value, end of year	$ 14.47		$ 14.91	$ 12.65	$ 11.82	$ 9.47

Total return (b)	10.25%		20.73%	7.02%	24.82%	(15.97)%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 7,194		$ 7,893	$ 7,067	$ 6,375	$ 4,741
Ratio of expenses to average net assets	2.15%	(c)	2.15%	2.15%	2.15%	2.15%
Ratio of expenses to average net assets,
before waivers and reimbursements	2.15%	(c)	2.16%	2.22%	2.36%	2.63%
Ratio of net investment loss to
average net assets	(0.37)%		(0.51)%	(0.57)%	(0.79)%	(1.01)%
Portfolio turnover rate	173%		73%	57%	55%	107%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor not absorbed a portion of the expenses total returns would have been lower.
(c) Such percentage reflects recapture of prior period expense reimbursement by Advisor.

Refer to the Notes to Financial Statements at the Back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each period indicated. (a)

	Class N Shares

	Fiscal Years Ending April 30,
	2007		2006	2005	2004	2003

Net asset value, beginning of year	$ 15.39		$ 12.97	$ 12.00	$ 9.52	$ 11.22

Income (loss) from investment operations:
Net investment income (loss)	0.09		0.08	0.07	0.02	(0.00)	(b)
Net realized and unrealized gain (loss)
on investments	1.55		2.73	0.91	2.46	(1.70)
Total income (loss) from
investment operations	1.64		2.81	0.98	2.48	(1.70)

Less distributions from net investment income	(0.13)		(0.06)	(0.01)	-	-
Less distributions from net realized gains	(1.88)		(0.33)	-	-	-
Total distributions from net investment
income and net realized gains	(2.01)		(0.39)	(0.01)	-	-

Net asset value, end of year	$ 15.02		$ 15.39	$ 12.97	$ 12.00	$ 9.52

Total return (c)	11.29%		21.89%	8.16%	26.05%	(15.15)%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 655,153		$ 586,480	$ 337,929	$ 163,648	$ 41,303
Ratio of expenses to average net assets	1.15%	(d)	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets,
before waivers and reimbursements	1.15%	(d)	1.16%	1.22%	1.36%	1.63%
Ratio of net investment loss to
average net assets	0.61%		0.53%	0.54%	0.21%	(0.01)%
Portfolio turnover rate	173%		73%	57%	55%	107%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Amount represents less than $0.01 per share.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor not absorbed a portion of the expenses total returns would have been lower.
(d) Such percentage reflects recapture of prior period expense reimbursement by Advisor.

Refer to the Notes to Financial Statements at the Back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Clermont Fund

Selected data based on a share outstanding throughout each period indicated. (a)

	Class N Shares

	Fiscal Years Ending April 30,
	2007	2006	2005	2004	2003

Net asset value, beginning of year	$ 11.04	$ 10.33	$ 10.04	$ 8.93	$ 9.94

Income (loss) from investment operations:
Net investment income	0.23	0.17	0.14	0.22	0.12
Net realized and unrealized gain (loss)
on investments	0.66	0.96	0.34	1.04	(1.07)
Total income (loss) from investment operations	0.89	1.13	0.48	1.26	(0.95)

Less distributions from net investment income	(0.23)	(0.15)	(0.13)	(0.15)	(0.06)
Less distributions from net realized gains	(0.31)	(0.27)	(0.06)	-	-
Total distributions from net investment
income and net realized gains	(0.54)	(0.42)	(0.19)	(0.15)	(0.06)

Net asset value, end of year	$ 11.39	$ 11.04	$ 10.33	$ 10.04	$ 8.93

Total return (b)	8.23%	11.14%	4.72%	14.11%	(9.58)%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 130,047	$ 133,609	$ 102,884	$ 57,430	$ 34,755
Ratio of expenses to average net assets	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets,
before waivers and reimbursements	1.25%	1.26%	1.32%	1.51%	1.77%
Ratio of net investment income to
average net assets	2.07%	1.56%	1.35%	2.26%	1.21%
Portfolio turnover rate	118%	55%	36%	97%	105%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor not absorbed a portion of the expenses total returns would have been lower.

Refer to the Notes to Financial Statements at the Back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights

Selected data based on a share outstanding throughout the period indicated.(a)

	Class N Shares
	Berolina Fund		Descartes Fund		Liahona Fund
	Fiscal Year	Period	Fiscal Year	Period	Fiscal Year	Period
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30, 2007	Apr 30, 2006*	Apr 30, 2007	Apr 30, 2006*	Apr 30, 2007	Apr 30, 2006*

Net asset value, beginning of period	$ 10.11	$ 10.00	$ 9.99	$ 10.00	$ 9.99	$ 10.00

Income (loss) from investment operations:
Net investment income	0.12	0.01	0.10	-	0.16	-
Net realized and unrealized gain (loss) on
investments	1.04	0.10	1.31	(0.01)	0.91	(0.01)
Total income (loss) from
investment operations	1.16	0.11	1.41	(0.01)	1.07	(0.01)

Less distributions from net investment income	(0.10)	-	(0.08)	-	(0.12)	-
Less distributions from net realized gains	(0.03)	-	-	-	-	-
Total distributions from net investment
income and net realized gains	(0.13)	-	(0.08)	-	(0.12)	-

Net asset value, end of period	$ 11.14	$ 10.11	$ 11.32	$ 9.99	$ 10.94	$ 9.99

Total return (b)	11.56%	1.10%	14.16%	(0.10)%	10.71%	(0.10)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 123,339	$ 33,338	$ 136,870	$ 4,591	$ 34,502	$ 1,826
Ratio of expenses to average net assets (c)	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets,
before waivers and reimbursements (c)	1.31%	2.12%	1.32%	23.48%	1.73%	74.02%
Ratio of net investment income (loss) to
average net assets (c)	1.12%	0.55%	0.92%	0.43%	1.58%	0.24%
Portfolio turnover rate	102%	86%	16%	0%	81%	7%

*Berolina Fund commenced operations on January 27, 2006; Descartes Fund and Liahona Fund commenced operations on April 19, 2006.
(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor not absorbed a portion of the expenses total returns would have been lower. Total returns for periods less than one year are not annualized.
(c) Annualized for periods less than one year.

Refer to the Notes to Financial Statements at the Back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Notes to Financial Statements

April 30, 2007

1.

Organization

AdvisorOne Funds (the “Trust” or the “Funds”) was organized as a Delaware Business Trust in December 1996 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Amerigo Fund, the Clermont Fund, the Berolina Fund, the Descartes Fund and the Liahona Fund (collectively the “Funds” and each individually a “Fund”) are each a series of the Trust.   The Funds operate as diversified investment companies.

  Fund

Primary Objective

Amerigo Fund	Long-term growth of capital without regard to current income
Clermont Fund	Combination of current income and growth of capital
Berolina Fund	Growth of capital and total return
Descartes Fund	Long-term growth of capital without regard to current income
Liahona Fund	Growth of capital and current income

The Funds offer the following classes of shares:

  Class

Funds Offering Class

Class C	Amerigo Fund only
Class N	Amerigo Fund, Clermont Fund, Berolina Fund, Descartes Fund, and Liahona Fund

Class C Shares are offered subject to a 1.00% contingent deferred sales charge applied to redemptions occurring within eighteen months of purchase. Class N Shares are offered at net asset value.

2.

Summary of Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation and Transactions

U.S. equity securities, primarily exchange traded funds, are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP).  In the absence of a last sale price, securities are valued using the last available bid price.  U.S. long-term debt obligations are valued at the mean between quoted bid and asked prices for such securities or, if such prices are not available, at prices of securities with comparable maturity, quality and type.   Money market funds are valued at original cost which approximates fair value.

Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2007

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  As of April 30, 2007, there were no securities requiring a fair value determination by or under the direction of the Board.

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Valuation of Fund of Funds

The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2007

Purchased Options

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  Call options are purchased for the purpose of increasing the Fund’s return or acquiring the underlying securities or currencies. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

Income Taxes

It is each Fund's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

Investment Income

Corporate actions (including cash dividends) are recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.

Expenses

Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.  Each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Distributions to Shareholders

Income will normally be declared and distributed annually for each of the Funds.  The Funds declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.  These differences are primarily due to the treatment of wash sale losses.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2007

New Accounting Pronouncements

On July 13, 2006, The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  At this time management believes that the adoption of FIN 48 will have no impact on the financial statements of the Funds.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  At this time management does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements of the Funds.

3.

Fees and Compensation Paid to Affiliates and Other Parties

Advisory Fees

Each Fund has entered into an Investment Advisory Agreement with CLS Investment Firm, LLC (the “Adviser”, formerly Clarke Lanzen Skalla Investment Firm, LLC), a subsidiary of NorthStar Financial Services Group, LLC.  As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, the Funds will pay the Adviser a fee accrued daily and paid monthly, at the annualized rate of 1.00% of net assets.

The Adviser has agreed to waive or limit its fees and to pay certain operating expenses to the extent necessary to limit total fund operating expenses for each Fund, net of waivers and custodial credits.  The annualized rates are as follows:

Expense Limitation
Class C (Amerigo Only)	2.15%
Class N	1.15%

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2007

The waivers/reimbursement of the Adviser’s fees for the year ended April 30, 2007 were as follows:

Fund	Waiver/Reimbursement
Clermont Fund	$120,991
Berolina Fund	123,887
Descartes Fund	124,390
Liahona Fund	132,886

Fees waived or expenses reimbursed may be recouped by the Adviser from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made by a Fund if it would result in the Fund exceeding the contractual expense limitation described above.  The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through April 30 of the years indicated.

	2008	2009	2010	Total
Amerigo Fund	$160,853	$ 33,299	$ ―	$194,152
Clermont Fund	133,083	136,431	120,991	390,505
Berolina Fund	―	54,816	123,887	178,703
Descartes Fund	―	12,611	124,390	137,001
Liahona Fund	―	12,153	132,886	145,039

Administration, Fund Accounting, Transfer Agent, Custody Administration Fees

The Funds have entered into separate servicing agreements with Gemini Fund Services, LLC (“GFS”), an affiliate of the Adviser, whereby GFS will provide administrative, fund accounting and transfer agency services to the Funds.  The Administration agreement provides that GFS may retain Sub-Administrators for the purpose of providing such services to one or more Funds of the Trust.  For providing administration services to the Fund, GFS receives from each Fund a monthly fee at an annual rate of 0.10% of the first $100 million of the Fund’s average daily net assets, and at reduced rates thereafter, subject to certain minimum requirements. For providing fund accounting services, GFS receives from each Fund a monthly fee of $2,000 for the initial class and $1,000 for each class thereafter, plus a basis point fee calculated on the Fund’s average daily net assets exceeding $25 million.  For providing transfer agent services, GFS receives from each Fund a monthly fee based on the greater of a $2,000 per class minimum or an annual per account fee of $14.00 for open accounts and $2.00 for closed accounts, plus certain transaction fees, which are allocated by shareholder accounts.  In addition to the service fees mentioned above, which are subject to annual CPI (Consumer Price Index) increases, GFS is also reimbursed for any out-of-pocket expenses.  The total expenses incurred by each Fund for such services provided by GFS are disclosed in the Statement of Operations.

GFS also provides custody administration services to the Funds pursuant to a servicing agreement.  For providing such services, GFS receives from each Fund a monthly fee calculated at an annual rate of .0075% for the first $100 million of the Trust’s average daily portfolio market value, and at reduced rates thereafter.  The Custody fees listed in the Statement of Operations include the fees paid to First National Bank of Omaha, the Fund’s custodian bank, and GFS as custody administrator.  GFS’ share of such fees for the year ended April 30, 2007 was $30,630.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2007

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the year ended April 30, 2007, GemCom received $7,370 for providing such services.

Chief Compliance Officer

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Funds an annual fee of $34,500, payable quarterly, and is reimbursed for out-of-pocket expenses.  The total expenses incurred by each Fund for CCO services are disclosed in the Statement of Operations.

Distributor

The distributor of the Funds is Aquarius Fund Distributors, LLC. (the “Distributor”), an affiliate of the Adviser. The Trust has adopted Distribution Plans and Agreements pursuant to Rule 12b-1 under the 1940 Act.  The Plans and Agreements provide for the payment of a distribution fee to the Distributor at an annualized rate of 0.75% of the average daily net assets attributable to Class C shares.  The Plans and Agreements for Class C shares also provide for the payment of a shareholder service fee at an annualized rate of 0.25% of the average daily net assets attributable to the Class C shares.  Class N shares do not pay any 12b-1 distribution or shareholder service fees.

Trustees Fees

The Funds pay no compensation to their Trustees who are employees of the Adviser or its affiliates.  The Board has approved the following Trustee compensation schedule: Each Trustee will receive $3,000 for each regular board meeting attended in-person; a minimum of $1,000 for each special board meeting attended in-person, or $200 per Fund participating in the special meeting, whichever is greater;  $750 for all telephonic board meetings; $500 for in-person committee meetings and $250 for telephonic committee meetings, unless the committee meeting is on the same day as a board meeting, in which case it will not be compensated. The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.

A Trustee and certain officers of the Trust are officers of GFS and/or FCS and/or the Adviser and/or the Distributor.

4.

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at April 30, 2007, were as follows:

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2007

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Amerigo Fund	$598,900,919	$71,712,021	$881,554	$70,830,467
Clermont Fund	122,681,945	13,114,944	66,183	13,048,761
Berolina Fund	111,157,064	13,202,224	229,351	12,972,873
Descartes Fund	125,360,668	14,078,217	188,689	13,889,528
Liahona Fund	31,943,354	2,978,932	40,206	2,938,726

5.

Investment Transactions

The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the year ended April 30, 2007, were as follows:

	Purchases	Sales
Amerigo Fund	$1,031,700,413	$965,547,075
Clermont Fund	115,315,650	118,789,584
Berolina Fund	153,255,299	75,634,287
Descartes Fund	129,656,054	12,172,491
Liahona Fund	41,564,656	14,981,854

6.

Shareholders’ Transactions

At April 30, 2007, the Funds had an unlimited number of shares authorized with no par value.

Following is a summary of shareholder transactions for each Fund:

	Year Ended April 30, 2007		Year Ended April 30, 2006
Amerigo Fund	Shares	Dollars	Shares	Dollars

Class C Shares:
Shares sold	44,934	$ 644,633	61,636	$ 851,391
Shares issued to shareholders in reinvestment	64,614	891,025	13,680	191,099
Shares redeemed	(141,938)	(2,029,617)	(104,528)	(1,493,058)
Net decrease	(32,390)	$ (493,959)	(29,212)	$ (450,568)

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2007

	Year Ended April 30, 2007		Year Ended April 30, 2006
Amerigo Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares sold	14,639,816	$218,091,118	16,575,050	$237,000,540
Shares issued to shareholders in reinvestment	4,793,207	68,399,066	873,745	12,555,713
Shares redeemed	(13,943,546)	(206,757,676)	(5,390,054)	(78,530,874)
Net increase	5,489,477	$ 79,732,508	12,058,741	$171,025,379

	Year Ended April 30, 2007		Year Ended April 30, 2006
Clermont Fund	Shares	Dollars	Shares	Dollars

Class N Shares:
Shares sold	5,069,708	$ 55,735,058	6,034,742	$ 64,727,602
Shares issued to shareholders in reinvestment	540,396	5,911,925	400,587	4,234,203
Shares redeemed	(6,291,998)	(68,836,410)	(4,299,803)	(46,243,701)
Net increase (decrease)	(681,894)	$ (7,189,427)	2,135,526	$ 22,718,104

	Year Ended April 30, 2007		Period Ended April 30, 2006*
Berolina Fund	Shares	Dollars	Shares	Dollars

Class N Shares:
Shares sold	9,617,297	$ 95,769,329	3,468,904	$33,981,336
Shares issued to shareholders in reinvestment	102,603	1,080,417	—	—
Shares redeemed	(1,946,862)	(19,903,256)	(170,592)	(1,700,163)
Net increase	7,773,038	$ 76,946,490	3,298,312	$32,281,173

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2007

	Year Ended April 30, 2007		Period Ended April 30, 2006**
Descartes Fund	Shares	Dollars	Shares	Dollars

Class N Shares:
Shares sold	12,188,905	$124,052,833	459,423	$4,585,192
Shares issued to shareholders in reinvestment	72,209	781,302	—	—
Shares redeemed	(627,323)	(6,736,635)	—	—
Net increase	11,633,791	$118,097,500	459,423	$4,585,192

	Year Ended April 30, 2007		Period Ended April 30, 2006**
Liahona Fund	Shares	Dollars	Shares	Dollars

Class N Shares:
Shares sold	3,408,607	$ 34,105,748	182,799	$1,823,937
Shares issued to shareholders in reinvestment	30,169	317,373	—	—
Shares redeemed	(468,321)	(4,877,916)	—	—
Net increase	2,970,455	$ 29,545,205	182,799	$1,823,937

 *The Berolina Fund commenced operations on January 27, 2006

**The Descartes Fund and Liahona Fund commenced operations on April 19, 2006.

7.    Distributions to Shareholders, Tax Components of Capital and Other

The tax character of distributions paid during the fiscal years ended April 30, 2007 and April 30, 2006 were as follows:

2007	Ordinary Income	Long-Term Capital Gains	Total Distributions
Amerigo Fund	$ 9,113,113	$ 63,433,337	$ 72,546,450
Clermont Fund	3,559,144	2,570,176	6,129,320
Berolina Fund	1,214,337	—	1,214,337
Descartes Fund	781,493	—	781,493
Liahona Fund	317,373	—	317,373

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2007

2006	Ordinary Income	Long-Term Capital Gains	Total Distributions
Amerigo Fund	$ 4,800,002	$ 8,890,255	$ 13,690,257
Clermont Fund	2,124,102	2,828,225	4,952,327

The Berolina Fund, Descartes Fund and Liahona Fund made no distributions to shareholders during the fiscal year ending April 30, 2006.

As of April 30, 2007, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gains	Unrealized Appreciation
Amerigo Fund	$13,708,866	$2,736,146	$70,830,467
Clermont Fund	1,573,236	1,645,199	13,048,761
Berolina Fund	1,118,937	19,849	12,972,873
Descartes Fund	147,890	150,031	13,889,528
Liahona Fund	194,420	—	2,938,726

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of AdvisorOne Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the Amerigo Fund, Clermont Fund, Berolina Fund, Descartes Fund and Liahona Fund (each a series of AdvisorOne Funds), as of April 30, 2007, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the Amerigo Fund, Clermont Fund, Berolina Fund, Descartes Fund and Liahona Fund as of April 30, 2007 and the results of their operations, the changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

June 22, 2007

AdvisorOne Funds Annual Report

Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, are shown below.  The term of office of each Trustee listed below will continue indefinitely.  Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Omaha, Nebraska 68137.

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years and Current Directorships
INTERESTED TRUSTEES
Michael Miola** Age: 54	Chairman of the Board	Elected by Shareholders on May 7, 2003

Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC; CLS Investment Firm, LLC; GemCom, LLC and Fund Compliance Services, LLC; Director of Constellation Trust Company; Current Directorships:  Northern Lights Fund Trust; Northern Lights Variable Trust; Constellation Trust Company.

NON-INTERESTED TRUSTEES
L. Merill Bryan, Jr. Age: 62 Gary Lanzen Age: 53 Anthony J. Hertl Age: 57	Trustee Trustee Trustee	Elected by Shareholders on May 7, 2003 Elected by Shareholders on May 7, 2003 Elected by Shareholders on December 17, 2004

Retired; formerly Senior Vice President & Chief Information Officer of Union Pacific Corporation. Current Directorships:  Northern Lights Fund Trust; Northern Lights Variable Trust; XTF Advisors Trust; XTF Investors Trust.

Chief Investment Officer (2006-Present), formerly President of Orizon Investment Counsel, LLC; formerly Partner, Orizon Group, Inc.  Current Directorships:  Northern Lights Fund Trust; Northern Lights Variable Trust; XTF Advisors Trust; XTF Investors Trust.

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years.  Mr. Hertl also held various senior management positions at Prudential Securities, including Chief Financial Officer- Specialty Finance Group, Director of Global Taxation and Capital Markets Comptroller.  Mr. Hertl is also a CPA.  Current Directorships:  Northern Lights Fund Trust; Northern Lights Variable Trust; Satuit Capital Management Trust; XTF Advisors Trust; XTF Investors Trust; The Z Seven Fund, Inc.; Greenwich Advisors Trust.

AdvisorOne Funds Annual Report

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years and Current Directorships

OFFICERS

W. Patrick Clarke

Age:  62

Andrew Rogers

Age: 37

450 Wireless Boulevard

Hauppauge, NY 11788

Brian Nielsen

Age: 34

Michael Wagner

Age: 56

450 Wireless Boulevard

Hauppauge, NY 11788

James Colantino

Age:  37

450 Wireless Blvd.

Hauppauge, NY 11788

	President Treasurer Secretary Chief Compliance Officer Assistant Treasurer	Appointed February 3, 2003 Appointed June 23, 2006 Appointed May 9, 2003 Appointed June 23, 2006 Appointed March 29, 2007

Chief Executive Officer and Manager of CLS Investment Firm, LLC; President of the Trust; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, Gemini Fund Services, LLC, Aquarius Fund Distributors, LLC; GemCom, LLC,  Fund Compliance Services, LLC, and Forum Financial Consultants, LLC. Director of Constellation Trust Company.

President and Manager, Gemini Fund Services, LLC; President; Manager, Fund Compliance Services, LLC and GemCom LLC; (since 3/2006); Senior Vice President and Director of Fund Administration, Gemini Fund Services, LLC (2001-2003).

Secretary and Chief Legal Officer of the Trust; Secretary and General Counsel for NorthStar Financial Services Group, LLC, CLS Investment Firm, LLC and Orion Advisor Services, LLC; President, Secretary and General Counsel for Aquarius Fund Distributors, LLC; Director, Secretary and General Counsel for Constellation Trust Company; Assistant Secretary for Gemini Fund Services, LLC, Fund Compliance Services, LLC and GemCom, LLC.

President (4/06- present) and Chief Operating Officer (9/04-3//06), Fund Compliance Services, LLC; President and Manager, Gemini Fund Services, LLC (2004-2006); Chief Operating Officer and Manager of Fund Compliance Services, LLC; Director of Constellation Trust Company.

Vice President (since 2004); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.

____________

**Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with  CLS Investment Firm, LLC (the Trust’s Adviser), Gemini Fund Services, LLC (the Trust’s Administrator) and Aquarius Fund Distributors, LLC (the Trust’s Distributor).

The Trust’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-811-0225.

AdvisorOne Funds Annual Report

Additional Information (Unaudited)

Approval of the Advisory Agreement – CLS Funds

In connection with the Regular Board meetings for the Trust on March 29, 2007, the Board, including the Independent Trustees, approved the continuance of the Investment Advisory Agreement between the Trust and CLS Investment Firm, LLC (the “Adviser”),

The Board interviewed the Adviser and received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to existing accounts of the Adviser; (b) the economic outlook and the general investment outlook in the markets in which the Amerigo, Clermont, Berolina, Descartes and Liahona Funds (the “Funds”) will invest;  (c) arrangements in respect of the distribution of each Fund’s shares; (d) the procedures employed to determine the value of each Fund’s assets; (e) the Adviser’s management of the relationships with the Funds’ custodian; (f) the resources available with respect to compliance with each Fund’s investment policies and restrictions and with policies on personal securities transactions; and (g) the nature, cost and character of non-investment management services provided by the Adviser and its affiliates.

In considering the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement included the following:

Benefits to Shareholders. The Board, including the Independent Trustees, considered the benefit to shareholders of investing in the Funds, which offers a variety of investment disciplines and provides for a variety of fund and shareholder services, and concluded that the Funds had the potential to benefit shareholders and that the risk statements in each Fund’s prospectus were commensurate with the potential for reward.

Nature and Quality of Other Services.  The Board, including the Independent Trustees, considered the nature and extent of the Adviser’s past performance, as well as other factors relating to the Adviser’s track record.

Expenses. The Board, including the Independent Trustees, considered the estimated Fund expense ratios, and expense ratios of a peer group of funds. It also considered the amount and nature of fees paid by shareholders. The Board reviewed the contractual arrangement by which the Adviser has agreed to reduce its fees and/or absorb expenses of the Funds, at least until June 30, 200 8, to ensure that Net Annual Fund Operating Expenses will not exceed 1.15% of the average daily net assets, and found it to be beneficial to shareholders.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Funds, whether there is potential for realization of any further economies of scale.

Profitability.  The overall level of profitability of the Adviser, including an extensive review of the methodology used in allocating costs to the management of each Fund. The Board, including the Independent Trustees, has concluded that the cost allocation methodology employed by the Adviser has a reasonable basis and is appropriate in light of all of the circumstances considered the profits realized by the Adviser in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of each Fund. It also considered the profits realized from non-fund businesses that may benefit from or be related to each Fund's business.

Other Benefits to the Adviser. The character and amount of fees paid by each Fund and each Fund's shareholders for services provided by the Adviser, the allocation of fund brokerage to any brokers affiliated with the Adviser, benefits to the Adviser from the use of "soft" commission dollars to pay for research and brokerage services, the revenues and profitability of the Adviser’s businesses other than their mutual fund business, as well as the intangible benefits that accrue to the Adviser and any affiliates by virtue of their relationship with the Funds.

Conclusion. Based on its evaluation of all material factors and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the Advisory fee structures are fair and reasonable, and that the amended Advisory Agreement should be approved.

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the twelve-month period ended June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies, is available without charge, upon request, by calling 1-866-811-0225 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov ..

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.   The Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-811-0225.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2007

$ 60,000

FY 2006

$ 49,000

(b)

Audit-Related Fees

FY 2007

$ 0

FY 2006

$ 0

Nature of the fees:

(c)

Tax Fees

FY 2007

$ 13,000

FY 2006

$ 12,900

Nature of the fees:

Preparation of federal and state tax returns and review of annual dividend calculations.

(d)

All Other Fees

Registrant

Adviser

FY 2007

$ 0

$ 0

FY 2006

$ 0

$ 0

Nature of the fees:

(e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the audit committee.

(2)

Percentages of 2007 Services Approved by the Audit Committee

Registrant

Adviser

Audit-Related Fees:

0%

0%

Tax Fees:

0%

0%

All Other Fees:

0%

0%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2007

$ 13,000

$ None

FY 2006

$ 12,900

$ None

(h)

Not applicable.  All non-audit services to the registrant were pre-approved by the Audit Committee for FY 2007.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

       W. Patrick Clarke, President

Date

7/9/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        W. Patrick Clarke, President

Date

7/9/07

By (Signature and Title)

       Andrew Rogers, Treasurer

Date

7/9/07